Note 1. The Company: Currency Translation and Other Comprehensive Income (Policies)	9 Months Ended
Sep. 30, 2015
Policies
Currency Translation and Other Comprehensive Income:

Currency Translation and Other Comprehensive Income:

Balance sheet items are translated using all-current translation method for self-contained foreign operations (where functional currency = foreign currency) whereby assets and liabilities are translated using the exchange rate on the date of the balance sheet. It translates revenues, expenses, and net income using the average exchange rate during the period. The foreign exchange adjustment that results from applying the all-current method appears in other comprehensive income, a separate shareholders' equity account, and does not affect net income each period.